Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	American Century California Tax-Free and Municipal Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000717316
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2022
Prospectus Date	rr_ProspectusDate	Jan. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A